18 Trade and other payables (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TradeAndOtherPayablesLineItems [Line Items]
Revenue from government grants	£ 362	£ 1,789	£ 840
Government Project [Member]
TradeAndOtherPayablesLineItems [Line Items]
Project maturity date	Jan. 31, 2019
Revenue from government grants	£ 124	1,610	840
Deferred revenue from government grants		£ 124	£ 1,110